Note 12 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2018	2019	2020
Voyage expenses
Port charges and canal dues	260,139	262,806	205,880
Bunkers	150,537	854,216	79,252
Total	410,676	1,117,022	285,132

Vessel operating expenses
Crew wages and related costs	5,532,463	6,778,958	6,744,095
Insurance	682,991	872,131	1,085,663
Repairs and maintenance	407,324	375,338	352,890
Lubricants	520,452	724,837	696,297
Spares and consumable stores	1,404,080	1,368,325	2,040,039
Professional and legal fees	257,250	264,704	273,958
Other	378,592	392,045	410,472
Total	9,183,152	10,776,338	11,603,414